CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Common Stock Issuable	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balances at Dec. 31, 2016	$ 5,067	$ 124,933	$ 50,000	$ (2,844)	$ (326,359)	$ (149,203)
Balances (in shares) at Dec. 31, 2016	5,066,667
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants in exchange for intangible assets	$ 1,585	16,412,415				16,414,000
Issuance of common stock and warrants in exchange for intangible assets (in shares)	1,585,000
Issuance of common stock for conversion of short term debt - related party	$ 233	349,767				350,000
Issuance of common stock for conversion of short term debt - related party (in shares)	233,345
Issuance of common stock for cash	$ 1,393	2,054,607				$ 2,056,000
Issuance of common stock for cash (in shares)	1,393,335					1,393,335
Issuance of common stock for settlement of stock payable	$ 20	29,980				$ 30,000
Issuance of common stock for settlement of stock payable (in shares)	20,000
Stock-based compensation	$ 21	199,535				199,556
Stock-based compensation (in shares)	21,094
Gain (loss) on foreign currency translation				34,886		34,886
Net loss					(831,486)	(831,486)
Balances at Dec. 31, 2017	$ 8,319	19,171,237	50,000	32,042	(1,157,845)	$ 18,103,753
Balances (in shares) at Dec. 31, 2017	8,319,441					8,319,441
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash	$ 400	899,600				$ 900,000
Issuance of common stock for cash (in shares)	400,000
Stock-based compensation		2,461,429				2,461,429
Gain (loss) on foreign currency translation				14,430		14,430
Net loss					(2,846,384)	(2,846,384)
Balances at Mar. 31, 2018	$ 8,719	22,532,266	50,000	46,472	(4,004,229)	18,633,228
Balances (in shares) at Mar. 31, 2018	8,719,441
Balances at Dec. 31, 2017	$ 8,319	19,171,237	50,000	32,042	(1,157,845)	$ 18,103,753
Balances (in shares) at Dec. 31, 2017	8,319,441					8,319,441
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash	$ 400	899,600				$ 900,000
Issuance of common stock for cash (in shares)	400,000					400,000
Value of shares issued for consideration			4,626,000			$ 4,626,000
Stock-based compensation		5,375,359
Gain (loss) on foreign currency translation				(25,513)		(25,513)
Net loss				(12,440,023)		(12,440,023)
Balances at Dec. 31, 2018	$ 8,719	25,446,196	4,676,000	6,529	(13,597,868)	$ 16,539,576
Balances (in shares) at Dec. 31, 2018	8,719,441					8,719,441
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants for cash, net of issuance costs	$ 1,021	7,250,121				$ 7,251,142
Issuance of common stock and warrants for cash, net of issuance costs (in shares)	1,020,820
Stock-based compensation		974,699				974,699
Gain (loss) on foreign currency translation				(722)		(722)
Net loss					(1,901,045)	(1,901,045)
Balances at Mar. 31, 2019	$ 9,740	$ 33,671,016	$ 4,676,000	$ 5,807	$ (15,498,913)	$ 22,863,650
Balances (in shares) at Mar. 31, 2019	9,740,261					9,740,261